H. Notes Payable and Long-Term Debt (Details-Maturities) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Maturities of notes payable and long-term debt
2014	$ 17,185
2015	7,998
2016	529
2017	396
Total outstanding	$ 26,108